Investment Securities - Schedule of Amortized Cost and Estimated Fair Value of Investment Securities by Maturity (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Weighted Average Yield
Within one year or less	2.02%
One through five years	1.72%
After five through ten years	2.31%
Over ten years	2.14%
Weighted average yield	2.12%
Amortized Cost
Within one year or less	$ 14,360
One through five years	318,423
After five through ten years	501,217
Over ten years	1,969,430
Amortized cost	2,803,430
Estimated Fair Value
Within one year or less	14,373
One through five years	318,718
After five through ten years	506,856
Over ten years	1,960,339
Estimated fair value	$ 2,800,286	$ 2,158,853
Weighted Average Yield
Within one year or less	3.83%
One through five years	3.06%
After five through ten years	2.89%
Over ten years	2.91%
Weighted average yield	2.93%
Amortized Cost
Within one year or less	$ 75
One through five years	13,627
After five through ten years	16,278
Over ten years	68,948
Amortized cost	98,928	116,960
Estimated Fair Value
Within one year or less	75
One through five years	13,989
After five through ten years	16,914
Over ten years	69,983
Estimated fair value	$ 100,961	$ 119,481